Capital structure	6 Months Ended
Dec. 31, 2025
Capital structure [Abstract]
Capital structure
Section 5.	Capital structure

5.1.	Share capital

Ordinary shares

	Dec 31, 2025	June 30, 2025	June 30, 2024
	$’000	$’000	$’000

2,674,633,957 (June 30 2025: 2,608,172,516; June 30 2024: 2,325,614,708) ordinary shares, fully paid	309,498	302,651	281,671

	December 31 2025	June 30 2025	June 30 2024	December 31 2025	June 30 2025	June 30 2024
	Number	Number	Number	Number	$’000	$’000
Reconciliation of movement:
Balance at the beginning of the period	2,608,172,516	2,325,614,708	2,098,818,267	302,651	281,671	255,364
Ordinary shares	33,550,000	252,500,000	213,602,562	2,176	16,412	25,141
Ordinary shares non-cash	-	-	-	-	-	-
Exercise of unlisted options (1)	-	-	357,710	-	-	54
Performance rights vested (2)	32,911,441	30,057,808	12,836,169	4,770	5,186	1,892
Share issue costs	-	-	-	(99)	(618)	(780)
Balance at the end of the period	2,674,633,957	2,608,172,516	2,325,614,708	309,498	302,651	281,671

(1)	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
(2)	Ordinary shares issued to employees upon vesting of performance rights

Ordinary shares are classified as equity. There are no restrictions on voting rights. On a show of hands every member present or by proxy shall have one vote and upon a poll each share shall have one vote.  Where a member holds shares, which are not fully paid, the number of votes to which that member is entitled on a poll in respect of those part paid shares shall be that fraction of one vote which the amount paid up bears to the total issued price thereof. They have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held.

Incremental costs directly attributable to the issue of new shares, options or rights are shown in equity as a deduction from the proceeds.

Management controls the capital of the Group in order to maintain a sustainable debt to equity ratio, generate long-term shareholder value and ensure that the Group can fund its operations and continue as a going concern.

The Group is not subject to any externally imposed capital requirements.

During the six months ended 31 December 2025 the Company issued:
•	20,701,784 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan;
•	33,550,000 shares as a consequence of a share placement in July 2025.

During the year ended 30 June 2025 the Company issued:
•	30,057,808 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan;
•	252,500,000 shares as a consequence of a share placement in June 2025.

During the year ended 30 June 2024 the Company issued:
•	12,836,169 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan;
•	357,710 shares as a consequence of Options exercised under the Share Options Plan;
•	213,602,562 shares as a consequence of a share placement in May 2024.

During the year ended 30 June 2023 the Company issued:
•	7,518,847 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan.

Share schemes

The Company has two share schemes in operation:
•	The Share Option Plan; and
•	The Equity Incentive Plan.

Under these plans ordinary shares have been granted to senior executives, employees and a number of consultants. Further details about the operation of these plans are set out in note 7.3, Shared-based payments. The Equity Incentive Plan is capable of issuing both options and performance rights. The pre-existing Share Option Plan will be phased out as existing options are issued or expire.

5.2.	Reserves

	Dec 31, 2025	June 30, 2025	June 30, 2024
	$’000	$’000	$’000

Equity compensation reserve
Balance at the beginning of period	10,583	9,663	7,278
Share based payment expensed/capitalized	1,707	6,106	4,277
Fair value of unlisted options exercised	-	-	-
Fair value of performance rights vested	(4,770)	(5,186)	(1,892)
Balance at the end of the period	7,520	10,583	9,663

Foreign currency translation reserve
Balance at the beginning of period	(13,030)	(12,761)	(12,716)
Foreign currency translation differences for foreign operations	207	(269)	(45)
Balance at the end of the period	(12,823)	(13,030)	(12,761)
Total reserves	(5,303)	(2,447)	(3,098)

The equity compensation reserve is used to recognize the value of equity settled share-based payments provided to employees, directors and consultants. The fair value of such compensation is measured using generally accepted valuation methodologies for pricing financial instruments, and incorporates all factors and assumptions that knowledgeable, willing market participants would consider in setting the price. The fair value of instruments granted is recognized as an expense or capitalized if appropriate over the vesting period with a corresponding increase in equity.

The foreign currency translation reserve comprises all foreign exchange differences arising from the following:
•	The translation of the financial statements of foreign operations where the functional currency is different to the functional currency of the parent entity; and
•	Exchange differences arise on the translation of monetary items which form part of the net investment in the foreign operation.